Bonds Payable	12 Months Ended
Dec. 31, 2020
Disclosure Of Bonds Payable [Abstract]
Bonds Payable
25.	BONDS PAYABLE

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Unsecured domestic bonds	$—	$20,000
Less: Discounts on bonds payable	—	(20)
	$—	$19,980

The major terms of unsecured domestic bonds issued by Chunghwa were as follows:

Issuance	Tranche	Issuance Period	Total Amount	Coupon Rate	Repayment and Interest Payment
2020-1	A	July 2020 to July 2025	$8,800	0.50%	One-time repayment upon maturity; interest payable annually
	B	July 2020 to July 2027	7,500	0.54%	The same as above
	C	July 2020 to July 2030	3,700	0.59%	The same as above